Stockholders' Equity (Deficiency) (Schedule of Assumptions Used to Value Stock Options) (Details) (Stock Incentive Plan and Stock Option Grants to Employees and Directors [Member])	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		3 years 3 months 18 days
Expected volatility		45.00%
Expected volatility, minimum	46.30%		44.20%
Expected volatility, maximum	46.50%		50.90%
Weighted-average volatility	46.50%	45.00%	49.00%
Risk-free interest rate		0.38%
Risk-free interest rate, minimum	0.36%		0.31%
Risk-free interest rate, maximum	0.44%		0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	3.90%		1.70%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	3 years 6 months		2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	3 years 9 months		3 years 9 months 18 days